SUPP-NYPE40520
Brighthouse Life Insurance Company of NY
Brighthouse Variable Annuity Account B
PrimElite IV
Supplement dated May 1, 2020
to the
Prospectus dated May 1, 2017 (as supplemented)
This supplement revises information in the prospectus dated May 1, 2017 for the PrimElite IV variable annuity contracts issued by Brighthouse Life Insurance Company of NY (“BLNY”, “we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.
1.	The following information should be read in connection with the information presented on the first page of your prospectus:
In accordance with the regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Investment Portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting us at https://www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
2.	Investment Options
Replace the list of Investment Portfolios under “INVESTMENT OPTIONS” in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.

3.	Federal Income Tax Status
The following information describes changes in federal tax law affecting the required minimum distributions (“RMDs”) that you must take from a Qualified Annuity Contract during your life and that your beneficiary must take following your death. This information should be read in conjunction with the discussion of such distributions set forth primarily in the “Federal Income Tax Status” section of the prospectus, and to a lesser extent in other sections of the prospectus.
(a)	Effective January 1, 2020, the age at which RMDs generally must begin for IRAs and qualified retirement plans is extended from age 70 1⁄2 to age 72. This change only applies if you attained age 70 1⁄2 on or after January 1, 2020. Other requirements relating to RMD payments remain the same.
(b)	Effective January 1, 2020, when an IRA owner or defined contribution plan participant dies, any remaining interest must generally be distributed within 10 years after the IRA owner/participant’s death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over the beneficiary’s life or over a period not exceeding the beneficiary’s life expectancy. An eligible designated beneficiary includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and individuals who are not more than 10 years younger than the IRA owner/participant.
The change described in (b) above can significantly affect a beneficiary’s ability to “stretch” distributions from a Qualified Annuity Contract over his or her life or life expectancy. It may also shorten the time period over which the remaining balance of the contract must be taken if the IRA owner/participant had been receiving payments at the time of death, either in the form of annuity payments or through withdrawals of the RMD amount each year. As a result of this change, we are not currently issuing inherited IRA Contracts to beneficiaries other than surviving spouses and individuals who are not more than 10 years younger than the deceased IRA owner/participant. We may modify this in the future, so please consult your financial representative. Any annuity payment or withdrawal option made available under the contract must comply with applicable federal income tax rules.
You should consult with your tax adviser if you think you may be affected by these changes.
4.	Other Information
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Requests and Elections

The following paragraph is added to this subsection immediately before Good Order.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
The following replaces “Cybersecurity” in the Requests and Elections subsection.
Cybersecurity and Certain Business Continuity Risks.
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
5.	Investment Portfolio Fees and Expenses Table
Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.
6.	Appendix A
The following portfolios listed in item (c) of the “Discontinued Investment Portfolios” section in Appendix A are amended as follows:
Brighthouse Funds Trust I: Loomis Sayles Growth Portfolio (Class B) (formerly ClearBridge Aggressive Growth Portfolio (Class B) and previously Legg Mason ClearBridge Aggressive Growth Portfolio (closed effective May 1, 2011);
Brighthouse Funds Trust I: Invesco Global Equity Portfolio (Class B) (formerly Oppenheimer Global Equity Portfolio (Class B) and previously Met/Templeton Growth Portfolio (closed effective April 29, 2013).
Add the following to the “Discontinued Investment Portfolios” section at the end of Appendix A:
Effective May 28, 2019, Oppenheimer Variable Account Funds: Oppenheimer Main Street Small Cap Fund®/VA (Service Shares) reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Oppenheimer V.I. Main Street Small Cap fund (Series II).
7.	Appendix B
Replace Appendix B with the Appendix B attached to this prospectus supplement.
8.	Transfers — Monitored Portfolios
In the “Restrictions on Frequent Transfers” subsection of the Transfers section, the following paragraph has been modified:
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all American Funds Insurance Series® portfolios available under your contract.
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
BlackRock High Yield Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Franklin Small Cap Value VIP Fund
Harris Oakmark International Portfolio
Invesco Oppenheimer V.I. Main Street Small Cap Fund
Invesco Small Cap Growth Portfolio
Invesco V.I. International Growth Fund
Loomis Sayles Global Allocation Portfolio
MFS® Research International Portfolio
Templeton Global Bond VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.55%	1.26%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Fund	0.68%	0.25%	0.18%	—	1.11%	0.06%	1.05%
Invesco V.I. Equity and Income Fund	0.38%	0.25%	0.17%	0.01%	0.81%	0.01%	0.80%
Invesco V.I. International Growth Fund	0.71%	0.25%	0.18%	0.01%	1.15%	—	1.15%
American Funds Insurance Series®
American Funds Bond Fund	0.36%	0.25%	0.04%	—	0.65%	—	0.65%
American Funds Global Growth Fund	0.52%	0.25%	0.05%	—	0.82%	—	0.82%
American Funds Global Small Capitalization Fund	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
American Funds® Growth Portfolio	—	0.55%	0.02%	0.35%	0.92%	—	0.92%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.01%	0.92%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Clarion Global Real Estate Portfolio	0.62%	0.25%	0.05%	—	0.92%	0.04%	0.88%
Harris Oakmark International Portfolio	0.77%	0.25%	0.05%	—	1.07%	0.03%	1.04%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.08%	—	1.03%	0.01%	1.02%
Loomis Sayles Growth Portfolio*	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS ® Research International Portfolio	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.02%	0.62%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
Fidelity ® Variable Insurance Products
Contrafund ® Portfolio	0.54%	0.25%	0.07%	—	0.86%	—	0.86%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund	0.46%	0.25%	—	0.01%	0.72%	0.01%	0.71%
Franklin Mutual Shares VIP Fund	0.68%	0.25%	0.03%	—	0.96%	—	0.96%
Franklin Small Cap Value VIP Fund	0.64%	0.25%	0.03%	0.01%	0.93%	—	0.93%
Templeton Global Bond VIP Fund	0.46%	0.25%	0.07%	0.09%	0.87%	0.11%	0.76%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	—	0.73%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	0.25%	0.05%	—	1.00%	—	1.00%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
QS Variable Conservative Growth	—	—	0.12%	0.57%	0.69%	—	0.69%
QS Variable Growth	—	—	0.12%	0.68%	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.13%	—	0.83%	—	0.83%
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.08%	—	0.98%	—	0.98%
*	Currently not available
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:
Invesco Oppenheimer V.I. Main Street Small Cap Fund (Service Shares) (formerly Oppenheimer Main Street Small Cap Fund®/VA)
Invesco V.I. Equity and Income Fund (Series II)
Invesco V.I. International Growth Fund (Series II)
American Funds Insurance Series® (Class 2)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
American Funds Bond Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
American Funds® Growth Portfolio (Class C)
BlackRock High Yield Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class A)*
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class E)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Brighthouse Funds Trust II (Class B)
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:
Contrafund® Portfolio

Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Global Bond VIP Fund
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
ClearBridge Variable Aggressive Growth Portfolio (Class I)
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class II)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
QS Variable Conservative Growth (Class I)
QS Variable Growth (Class I)
Legg Mason Partners Variable Income Trust (Class I)
Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:
Western Asset Variable Global High Yield Bond Portfolio
Pioneer Variable Contracts Trust (Class II)
Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Pioneer Mid Cap Value VCT Portfolio
* Currently not available

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Fund (Service Shares) (formerly Oppenheimer Main Street Small Cap Fund®/VA)	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund (Series II)	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund (Series II)	Seeks long-term growth of capital.	Invesco Advisers, Inc.
American Funds Insurance Series® (Class 2)
American Funds Bond Fund	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class A)*	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
B-1

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio (Class E)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II (Class B)
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products (Service Class 2)
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund	Seeks long-term total return.	Franklin Mutual Advisers, LLC
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio (Class I)	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio (Class I)	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio (Class II)	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
QS Variable Conservative Growth (Class I)	Seeks a balance of growth of capital and income.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
QS Variable Growth (Class I)	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
Legg Mason Partners Variable Income Trust (Class I)
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
B-2

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Pioneer Variable Contracts Trust (Class II)
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Pioneer Asset Management, Inc.

*	Currently not available
B-3